Shareholders' Equity and Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Company's Consolidated Capital Ratios

The Company expects to meet or exceed these minimums without altering current operations or strategy.

					Minimum to Be Well
			Minimum		Capitalized Under
			For Capital		Prompt Corrective
	Actual		Requirement		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
December 31, 2017
Total Capital to Risk
Weighted Assets:
Consolidated	$57,638	14.1%	$32,814	8.0%	$41,017	10.0%
Uwharrie Bank	56,211	13.8%	32,596	8.0%	40,746	10.0%
Tier 1 Capital to Risk
Weighted Assets:
Consolidated	45,646	11.1%	24,610	6.0%	32,814	8.0%
Uwharrie Bank	53,753	13.2%	24,447	6.0%	32,596	8.0%
Common Equity Tier 1 Capital to Risk Weighted Assets:
Consolidated	34,997	8.5%	18,458	4.5%	26,661	6.5%
Uwharrie Bank	43,104	10.6%	18,336	4.5%	26,485	6.5%
Tier 1 Capital to
Average Assets:
Consolidated	45,646	7.8%	23,271	4.0%	29,089	5.0%
Uwharrie Bank	53,753	9.3%	23,201	4.0%	29,001	5.0%

					Minimum to Be Well
			Minimum		Capitalized Under
			For Capital		Prompt Corrective
	Actual		Requirement		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
December 31, 2016
Total Capital to Risk
Weighted Assets:
Consolidated	$57,084	14.8%	$30,910	8.0%	$38,637	10.0%
Uwharrie Bank	56,007	14.6%	30,691	8.0%	38,364	10.0%
Tier 1 Capital to Risk
Weighted Assets:
Consolidated	44,843	11.6%	23,182	6.0%	30,910	8.0%
Uwharrie Bank	53,300	13.9%	23,018	6.0%	30,691	8.0%
Common Equity Tier 1 Capital to Risk Weighted Assets:
Consolidated	34,220	8.9%	17,387	4.5%	25,114	6.5%
Uwharrie Bank	42,677	11.1%	17,264	4.5%	24,937	6.5%
Tier 1 Capital to
Average Assets:
Consolidated	44,843	8.4%	21,372	4.0%	26,715	5.0%
Uwharrie Bank	53,300	10.0%	21,312	4.0%	26,640	5.0%